Expense Example, No Redemption (Vanguard Wellesley Income Fund Retail)	Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)	Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Admiral Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	26	18
3 YEAR	80	58
5 YEAR	141	101
10 YEAR	318	230